ADVERTISING AND PROMOTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ADVERTISING AND PROMOTION
Advertising expenses	$ 48,852	¥ 317,843	¥ 510,031	¥ 221,859
Sales agent expenses	16,449	107,022	44,260
Total	$ 65,301	¥ 424,865	¥ 554,291	¥ 221,859